Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 15.7	$ 18.8